Long term debt (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	May 26, 2021
Longterm debt
2026	$ 133,148
2027	128,704
2028	124,259
2029	119,815
2030 to 2031	162,130
Total principal and interest payments	668,056
Less interest	(66,204)
Total principal remaining	601,852		$ 1,000,000
Current portion of long-term debt	111,111	$ 111,111
Non-current portion of long-term debt	$ 490,741	$ 601,852